Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	€ 3	€ 17
Banks and other credit institutions	13,336	28,786
Banks and other credit institutions, foreign currency	6,412	35,441
Other cash equivalents	285	36,914
Total	€ 20,036	€ 101,158	€ 83,308	€ 113,865